FINANCIAL RISK MANAGEMENT (Market Risk Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,418,987	$ 2,230,119
Weighted Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings	9.17%	8.83%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (5,600)	$ (5,400)
Net investments exposed to volatility in exchange rate, amount	2,700,000
Reasonably possible change in risk variable, impact on equity	$ 6,300
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
ARS | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 300	200
MXN | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (6,300)	(8,000)
COP/$ | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (200)	(600)
BRL | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 600	3,000
Floating | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	22,800	21,100
Borrowings	$ 1,651,000	$ 1,140,100
Borrowings, percentage of total borrowings	68.30%	51.10%
Floating | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 6,678	$ 12,367
Floating | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 655,429	$ 652,619